Defined benefit plan assets and liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure - Defined benefit plan assets and liabilities [Abstract]
Present value of defined benefit obligation from funded plans	₩ 2,951,842	₩ 2,867,377
Fair value of plan assets	(1,475,641)	(1,188,907)
Net surplus (deficit) in plan	1,476,201	1,678,470
Present value of defined benefit obligation from unfunded plans	0	0
Net liabilities incurred from defined benefit plans	₩ 1,476,201	₩ 1,678,470